Investment Objectives and Goals - Spear Alpha ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Spear Alpha ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Spear Alpha ETF (the “Fund”) seeks long-term capital growth.